Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2011
Charges and Credits to Other Comprehensive Income

Charges and credits to other comprehensive income have been as follows:

	2009
	Before tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized losses on interest rate swaps	$(4,220)	$1,642	$(2,578)
Less reclassification of net swap realized losses into net income	17,253	(6,711)	10,542

Net swap activity	13,033	(5,069)	7,964

Unrealized gains on investments	1,614	(628)	986
Less reclassification of net investment realized gains into net income	(261)	102	(159)

Net investment activity	1,353	(526)	827

Total	$14,386	$(5,595)	$8,791

	2010
	Before tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized losses on interest rate swaps	$(217)	$83	$(134)
Less reclassification of net swap realized losses into net income	9,093	(3,536)	5,557

Net swap activity	8,876	(3,453)	5,423

Unrealized gains on investments	1,007	(392)	615
Less reclassification of net investment realized losses into net income	22	(9)	13

Net investment activity	1,029	(401)	628

Total	$9,905	$(3,854)	$6,051

	2011
	Before tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized losses on interest rate swap and cap agreements	$(47,544)	$18,495	$(29,049)
Less reclassification of net swap and cap agreements realized losses into net income	15,911	(6,190)	9,721

Net swap and cap agreements activity	(31,633)	12,305	(19,328)

Unrealized losses on investments	(986)	384	(602)
Less reclassification of net investment realized gains into net income	(93)	36	(57)

Net investment activity	(1,079)	420	(659)

Total	$(32,712)	$12,725	$(19,987)

Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) has been as follows:

	Interest rate swap and cap agreements	Investment securities	Accumulated other comprehensive income
Balance December 31, 2009	$(5,423)	$(125)	$(5,548)
Net activity	5,423	628	6,051

Balance December 31, 2010	$—	$503	$503
Net activity	(19,328)	(659)	(19,987)

Balance December 31, 2011	$(19,328)	$(156)	$(19,484)